Related party transactions - Summary of compensation of key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Short-term employee benefits	$ 53	$ 51	$ 52
Post-employment benefits	1	1	1
Other long-term employee benefits	12	10	8
Share-based payments	29	29	26
Total	$ 95	$ 91	$ 87